Employee Benefit Expenses	12 Months Ended
Dec. 31, 2021
Disclosure of employee benefits [text block] [Abstract]
Employee benefit expenses

7. Employee benefit expenses

Employee benefit expenses (including Directors) comprise:

	Year ended December 31 2021 £’000	Year ended December 31 2020 £’000	Year ended December 31 2019 £’000

Wages and salaries	78,641	10,913	5,164
Employer’s national insurance	9,172	2,092	599
Short-term non-monetary benefits	535	416	69
Defined contribution pension cost	3,408	871	215
Share-based payment expenses	43,871	3,759	199
	135,627	18,051	6,246